ENTITIES IN THE GROUP	12 Months Ended
Dec. 31, 2023
ENTITIES IN THE GROUP [Abstract]
Subsidiaries and joint ventures
NOTE 29 – ENTITIES IN THE GROUP

Entity	Country
TORM plc	United Kingdom
Investments in subsidiaries ⁶⁾:
Entity	Country	Ownership ⁵⁾
TORM A/S	Denmark	100%
DK Vessel HoldCo GP ApS ¹⁾	Denmark	100%
DK Vessel HoldCo K/S ¹⁾	Denmark	100%
OCM Singapore Njord Holdings Alice, Pte. Ltd ¹⁾	Singapore	100%
OCM Singapore Njord Holdings Almena, Pte. Ltd ²⁾	Singapore	100%
OCM Singapore Njord Holdings Hardrada, Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings St.Michaelis Pte. Ltd ²⁾	Singapore	100%
OCM Singapore Njord Holdings St. Gabriel Pte. Ltd ²⁾	Singapore	100%
OCM Singapore Njord Holdings Agnete, Pte. Ltd ²⁾	Singapore	100%
OCM Singapore Njord Holdings Alexandra, Pte. Ltd ¹⁾	Singapore	100%
OMI Holding Ltd.²⁾	Mauritius	100%
TORM Crewing Service Ltd.²⁾	Bermuda	100%
TORM Middle East DMCC	United Arab Emirates	100%
TORM Shipping India Private Limited ⁴⁾	India	100%
TORM Singapore Pte. Ltd.	Singapore	100%
TORM Tanker Corporation⁷⁾	USA	100%
TORM USA LLC⁷⁾	USA	100%
VesselCo 6 Pte. Ltd. ¹⁾	Singapore	100%
VesselCo 8 Pte. Ltd. ²⁾	Singapore	100%
VesselCo 9 Pte. Ltd.	Singapore	100%
VesselCo 10 Pte. Ltd. ³⁾	Singapore	100%
VesselCo 11 Pte. Ltd. ²⁾	Singapore	100%
VesselCo 12 Pte. Ltd.	Singapore	100%
TORM SHIPPING (PHILS.), INC.	Philippines	25%
Marine Exhaust Technology A/S	Denmark	75%
ME Production A/S	Denmark	75%
Marine Exhaust Technology (Hong Kong) Ltd.	China	59%
ME Production (Zhejiang) Co, Ltd.	China	59%
Suzhou ME Production Technology Co, Ltd.⁷⁾	China	75%
¹⁾ Entities dissolved in the financial year ended December 31, 2021
²⁾ Entities dissolved in the financial year ended December 31, 2022
³⁾ Entities dissolved in the financial year ended December 31, 2023
⁴⁾ Entities with different reporting periods: TORM Shipping India has a financial reporting period that runs from 01 April to 31 March as required by the Indian government's laws and legislations.
⁵⁾For all subsidiaries, ownership and voting rights are the same except for TORM SHIPPING (PHILS.), INC where voting rights are 100%
⁶⁾ All subsidiaries are consolidated in full.
⁷⁾ Entities not audited
NOTE 29-continued

Interest in legal entities included as joint ventures:
There has been no activity in the two Danish joint ventures, Long Range 2 A/S and LR2 Management K/S, for which TORM controls 50%.
TORM obtained control over Marine Exhaust Technology Ltd. on September 01, 2022 following the acquisition of Marine Exhaust Technology A/S, where it affected the profit and loss from continuing operations in 2022 with -0.1m. Before the acquisition, TORM controlled 28% of Marine Exhaust Technology A/S.

The table below shows the registered addresses for the companies mentioned above:

Denmark	India	Philippines
Tuborg Havnevej 18	2nd Floor	7th Floor
DK-2900 Hellerup	Leela Business Park	Salcedo Towers, 169
Denmark	Andheri-Kurla Road	HV dela Costa Street
	Andheri (E)	Salcedo Village,
	Mumbai 400059	Makati City
	India	Philippines 1227

Singapore	United Kingdom	USA
6 Battery Road #27-02	Office 105	Suite 1625
Six Battery Road	20 St Dunstan's Hill	2500 City West
Singapore 049909	London, EC3R 8HL	Boulevard
Singapore	United Kingdom	77042, Houston , Texas
USA

Denmark	China	Hong Kong
Sandholm 7	208 Longward Road	Room 12, 10/F
9900 Frederikshavn	Zhapu Town Ping Hu	Kwai Cheong Centre
Denmark	Jiaxing City	No. 50 Kwai Cheong Road
	Zhejiang Provice	Kwai Chung, New Territories
	China	Hong Kong

United Arab Emirates
Unit No: C1
DMCC Business Centre
Level No 13
AG Tower
Dubai, UAE
United Arab Emirates